Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$95,653	$105,413	$196,488	$219,503
Rest of Europe	79,436	78,540	155,078	162,628
U.S.	193,377	164,300	377,467	314,364
Rest of World	42,164	40,404	82,119	80,393

Total	$410,630	$388,657	$811,152	$776,888
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$54,597	$49,436	$114,148	$97,002
Rest of Europe	4,863	3,521	8,307	10,307
U.S.	11,826	12,592	22,610	22,447
Rest of World	2,641	2,582	4,872	5,049

Total	$73,927	$68,131	$149,937	$134,805

c) The distribution of income from operations, excluding restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$58,326	$49,436	$117,877	$97,002
Rest of Europe	5,171	3,521	8,615	10,307
U.S.	11,826	12,592	22,610	22,447
Rest of World	2,698	2,582	4,929	5,049

Total	$78,021	$68,131	$154,031	$134,805

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2016	2015
	(in thousands)
Ireland	$105,892	$101,736
Rest of Europe	7,117	7,334
U.S.	31,750	34,520
Rest of World	6,228	6,628

Total	$150,987	$150,218

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$6,654	$4,915	$12,558	$9,828
Rest of Europe	1,820	1,946	3,535	4,214
U.S.	5,137	6,417	11,786	12,135
Rest of World	846	966	1,698	1,992

Total	$14,457	$14,244	$29,577	$28,169

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2016	2015	*
	(in thousands)
Ireland	$620,924	$663,060
Rest of Europe	421,570	343,733
U.S.	619,866	641,769
Rest of World	87,880	68,647

Total	$1,750,240	$1,717,209
* The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.